Share-Based Compensation Plan	12 Months Ended
Dec. 31, 2023
Disclosure of share-based payment arrangements [Abstract]
Share-Based Compensation Plan	SHARE-BASED COMPENSATION PLAN
For the year ended December 31, 2023, the Company recorded total share-based compensation expense of $37.7 million ($29.1 million for the year ended December 31, 2022) which is comprised of $16.2 million of non-cash expense related to awards assumed in the acquisition of Ranger which were settled with Baytex common shares after closing of the business combination. Total share-based compensation expense for the year ended December 31, 2023 also includes the $21.5 million related to cash-settled awards and the associated equity total return swaps ($25.9 million for the year ended December 31, 2022).

The Company's closing share price on December 31, 2023 was $4.38 (December 31, 2022 - $6.08).
Share Award Incentive Plan

The Company has a full-value award plan (the "Share Award Incentive Plan") pursuant to which restricted awards and performance awards (collectively, "Share Awards") may be granted to directors, officers and employees of the Company and its subsidiaries. Pursuant to the Share Award Incentive Plan, Baytex has the option to settle amounts payable related to Share Awards in cash on the settlement date. The maximum number of common shares issuable under the Share Award Incentive Plan (and any other long-term incentive plans of the Company) shall not exceed 3.8% of the then-issued and outstanding common shares.

A restricted award entitles the holder of each award to receive one common share of Baytex or the equivalent cash value at the time of vesting. A performance award entitles the holder of each award to receive between zero and two common shares or the cash equivalent value on vesting; the number of common shares issued is determined by a performance multiplier. The multiplier can range between zero and two and is calculated based on a number of factors determined and approved by the Board of Directors on an annual basis. The multiplier is dependent on the performance of the Company relative to predefined corporate performance measures for a particular period. The number Share Awards is adjusted to account for the payment of dividends from the grant date to the applicable issue date. The Share Awards vest in equal tranches on the first, second and third anniversaries of the grant date. The cumulative expense is recognized at fair value at each period end and is included in share-based compensation liability.

When Share Awards are accounted for as equity-settled, share-based compensation expense is determined using the fair value of the Share Awards on the grant date which is based on quoted market prices for the Company's common shares. Share Awards vest in equal tranches on the first, second and third anniversaries of the grant date and are expensed over the vesting period using the graded vesting method, with a corresponding increase to contributed surplus. On the vest date, the associated contributed surplus is recognized in shareholders' capital.

In 2022, the Company received approval from its Board of Directors to settle the existing Share Awards with cash under the terms of the Share Award Incentive Plan. As a result, Baytex recognized the fair value of the liability for amortized unvested Share Awards in share-based compensation liability. For the year-ended December 31, 2022, the fair value of the liability recognized exceeded the amount previously recognized in contributed surplus of $4.8 million and the excess was recognized as share-based compensation expense in the period.

Liabilities associated with cash-settled awards are determined based on the fair value of the award at grant date and are subsequently revalued at each period end until the date of settlement. This valuation incorporates the period-end share price, the number of awards outstanding at each period end, and certain management estimates, such as estimated forfeitures and performance multiplier, if applicable. Share-based compensation expense related to cash-settled awards is recognized in the consolidated statements of income (loss) and comprehensive income (loss) over the relevant service period with a corresponding increase or decrease in share-based compensation liability. Classification of the associated short-term and long-term liabilities is dependent on the expected payout dates of the individual awards.

On June 20, 2023, Baytex became the successor to Ranger's Share Award Plan (note 4). Although no new grants will be made under the Ranger Share Award Plan, awards that were outstanding at June 20, 2023 were converted to restricted awards that will be settled in shares of Baytex or with cash, with the quantity outstanding adjusted based on the exchange ratio for the business combination with Ranger.

The weighted average fair value of Share Awards granted during the year ended December 31, 2023 was $5.40 per restricted and performance award ($6.08 for the year ended December 31, 2022).
The number of Share Awards outstanding is detailed below:

(000s)	Number of restricted awards	Number of performance awards	Total number of Share Awards
Balance, December 31, 2021	2,093	7,381	9,474
Granted	68	1,391	1,459
Vested	(1,377)	(3,630)	(5,007)
Forfeited	(22)	(346)	(368)
Balance, December 31, 2022	762	4,796	5,558
Granted	41	2,641	2,682
Assumed on corporate acquisition (1)	10,789	—	10,789
Vested	(9,302)	(3,767)	(13,069)
Forfeited	(11)	(315)	(326)
Balance, December 31, 2023	2,279	3,355	5,634
(1)Following the closing of the transaction, holders of awards outstanding under Ranger's Share Award Plan were entitled to Baytex common shares rather than Ranger common shares with adjustment to the quantity outstanding based on the exchange ratio for Ranger shares. The fair value of share awards allocated to consideration was based on the service period that had occurred prior to the acquisition date (note 4) while the remaining fair value of the share awards assumed by Baytex will be recognized over the remaining future service periods.

Incentive Award Plan

Baytex has an Incentive Award Plan whereby the participants of the plan are entitled to receive a cash payment equal to the value of one Baytex common share per incentive award at the time of vesting. The incentive awards vest in equal tranches on the first, second and third anniversaries of the grant date using the graded vesting method. The cumulative expense is recognized at fair value at each period end and is included in share-based compensation liability.

During the year ended December 31, 2023, Baytex granted 2.6 million awards under the Incentive Award Plan at a fair value of $5.35 per award (1.4 million awards at $5.70 per award for the year ended December 31, 2022). At December 31, 2023 there were 4.5 million awards outstanding under the Incentive Award Plan (December 31, 2022 - 5.1 million).

Deferred Share Unit Plan ("DSU Plan")

Baytex has a DSU Plan whereby each independent director of Baytex is entitled to receive a cash payment equal to the value of one Baytex common share per DSU award on the date at which they cease to be a member of the Board. The awards vest immediately upon being granted and are expensed in full on the grant date. The units are recognized at fair value at each period end and are included in share-based compensation liability.

During the year ended December 31, 2023, Baytex granted 0.3 million awards under the DSU Plan at a fair value of $5.15 per award (0.2 million awards at $5.68 per award for the year ended December 31, 2022). At December 31, 2023, there were 1.2 million awards outstanding under the DSU Plan (December 31, 2022 - 1.0 million).

Equity Total Return Swaps

The Company uses equity total return swaps on the equivalent number of Baytex common shares in order to fix a portion of the aggregate cost of the Company's cash-settled plans including the Incentive Award Plan, the DSU Plan and the Share Award Incentive Plan, at the fair value determined on the grant date.

At December 31, 2023, an asset of $1.0 million associated with the equity total return swap was included in trade receivables (December 31, 2022 - $21.2 million).